Schedule of investments
Macquarie Corporate Bond Fund	April 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 97.25%
Banking — 23.13%
Bank of America
5.518% 10/25/35 μ	10,353,000	$ 10,158,266
5.819% 9/15/29 μ	17,970,000	18,722,318
6.204% 11/10/28 μ	6,820,000	7,100,397
6.625% 5/1/30 μ, ψ	2,815,000	2,823,334
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	10,250,000	10,203,598
4.942% 2/11/31 μ	4,350,000	4,426,775
6.30% 3/20/30 μ, ψ	2,205,000	2,220,270

Barclays 9.625% 12/15/29 μ, ψ	6,980,000	7,637,237
BNP Paribas 144A 4.792% 5/9/29 #, μ	3,180,000	3,178,919
Citigroup 5.612% 3/4/56 μ	6,318,000	6,042,009
Citizens Financial Group 5.253% 3/5/31 μ	6,205,000	6,216,770
Deutsche Bank
6.72% 1/18/29 μ	3,746,000	3,928,846
6.819% 11/20/29 μ	4,903,000	5,210,822
7.146% 7/13/27 μ	4,120,000	4,227,771

First Citizens BancShares 6.254% 3/12/40 μ	7,335,000	7,011,385
Goldman Sachs Group
5.049% 7/23/30 μ	6,705,000	6,786,737
5.218% 4/23/31 μ	5,565,000	5,669,038
5.734% 1/28/56 μ	3,480,000	3,392,252
6.484% 10/24/29 μ	8,145,000	8,643,902
JPMorgan Chase & Co.
5.103% 4/22/31 μ	4,690,000	4,776,142
5.571% 4/22/28 μ	2,340,000	2,393,676
5.572% 4/22/36 μ	6,150,000	6,292,778
6.254% 10/23/34 μ	8,497,000	9,128,960
Morgan Stanley
5.192% 4/17/31 μ	3,850,000	3,920,785
5.516% 11/19/55 μ	4,555,000	4,354,545
5.664% 4/17/36 μ	3,005,000	3,069,476
5.831% 4/19/35 μ	6,981,000	7,210,674
6.407% 11/1/29 μ	7,610,000	8,059,208
6.627% 11/1/34 μ	6,485,000	7,060,713

NatWest Markets 144A 5.563% (SOFR + 1.19%) 3/21/30 #, •	11,475,000	11,610,819
PNC Financial Services Group 5.575% 1/29/36 μ	3,320,000	3,361,732
Popular 7.25% 3/13/28	7,805,000	8,069,145
NQ- NO [0425] 0625 (4550261)    1

Schedule of investments
Macquarie Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street
4.834% 4/24/30	5,600,000	$ 5,682,024
6.123% 11/21/34 μ	6,450,000	6,752,846

Truist Bank 4.632% 9/17/29 μ	8,210,000	8,038,747
Truist Financial 4.95% 9/1/25 μ, ψ	4,030,000	4,010,330
UBS Group
144A 5.379% 9/6/45 #, μ	1,200,000	1,134,975
144A 9.25% 11/13/28 #, μ, ψ	6,065,000	6,568,347
US Bancorp
2.491% 11/3/36 μ	2,110,000	1,746,789
5.046% 2/12/31 μ	4,340,000	4,398,159
5.424% 2/12/36 μ	2,325,000	2,333,369
6.787% 10/26/27 μ	5,575,000	5,763,852
Wells Fargo & Co.
5.244% 1/24/31 μ	8,795,000	8,979,962
5.605% 4/23/36 μ	2,820,000	2,864,607
		261,183,306
Basic Industry — 3.79%
Dow Chemical 5.95% 3/15/55	6,565,000	6,124,648
Freeport-McMoRan 5.45% 3/15/43	7,540,000	6,976,497
Nucor 5.10% 6/1/35	5,880,000	5,773,686
Rio Tinto Finance USA
5.00% 3/14/32	2,760,000	2,780,377
5.25% 3/14/35	8,940,000	8,978,528
5.75% 3/14/55	4,591,000	4,534,613
Steel Dynamics
5.25% 5/15/35	4,400,000	4,361,984
5.75% 5/15/55	3,420,000	3,251,383
		42,781,716
Brokerage — 3.19%
Apollo Global Management 6.00% 12/15/54 μ	3,560,000	3,343,290
BGC Group 144A 6.15% 4/2/30 #	3,670,000	3,657,459
Blackstone Reg Finance 5.00% 12/6/34	6,115,000	5,996,221
Brookfield Finance 5.813% 3/3/55	9,060,000	8,610,127
Jefferies Financial Group
5.875% 7/21/28	1,470,000	1,509,147
6.20% 4/14/34	10,680,000	10,829,220
6.50% 1/20/43	2,090,000	2,054,961
		36,000,425
2    NQ- NO [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 7.92%
Amcor Flexibles North America 144A 5.10% 3/17/30 #	4,085,000	$ 4,119,814
Ashtead Capital 144A 1.50% 8/12/26 #	8,495,000	8,179,192
BAE Systems 144A 5.125% 3/26/29 #	8,550,000	8,732,588
Boeing
2.196% 2/4/26	13,870,000	13,592,116
6.858% 5/1/54	4,195,000	4,484,937

Deere & Co. 5.70% 1/19/55	7,375,000	7,595,126
Ferguson Enterprises 5.00% 10/3/34	4,370,000	4,231,483
General Dynamics 4.95% 8/15/35	3,925,000	3,939,597
Holcim Finance US
144A 4.70% 4/7/28 #	2,250,000	2,267,379
144A 4.95% 4/7/30 #	2,250,000	2,274,158
144A 5.40% 4/7/35 #	1,475,000	1,475,091

Lockheed Martin 4.80% 8/15/34	3,655,000	3,626,960
Northrop Grumman
4.03% 10/15/47	1,805,000	1,415,820
4.75% 6/1/43	1,280,000	1,137,075
5.20% 6/1/54	3,930,000	3,623,761
Republic Services
4.75% 7/15/30	11,845,000	12,026,137
5.15% 3/15/35	2,590,000	2,620,146

Waste Management 5.35% 10/15/54	4,245,000	4,080,941
		89,422,321
Communications — 8.38%
American Tower
5.00% 1/31/30	3,785,000	3,846,764
5.20% 2/15/29	5,515,000	5,642,126
AT&T
3.50% 9/15/53	12,475,000	8,358,411
6.30% 1/15/38	6,960,000	7,481,378
CCO Holdings
144A 4.75% 2/1/32 #	3,870,000	3,505,659
144A 6.375% 9/1/29 #	2,005,000	2,024,797

Charter Communications Operating 3.85% 4/1/61	3,915,000	2,319,637
Meta Platforms
4.55% 8/15/31	5,175,000	5,248,254
4.75% 8/15/34	5,215,000	5,196,223
5.40% 8/15/54	8,080,000	7,781,390

Rogers Communications 5.30% 2/15/34	5,805,000	5,723,811
NQ- NO [0425] 0625 (4550261)    3

Schedule of investments
Macquarie Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Sprint Capital 6.875% 11/15/28	6,625,000	$ 7,087,847
Time Warner Cable 7.30% 7/1/38	2,930,000	3,060,192
T-Mobile USA
5.125% 5/15/32	1,640,000	1,658,646
5.50% 1/15/55	3,295,000	3,074,235
5.875% 11/15/55	8,500,000	8,385,728
Verizon Communications
2.875% 11/20/50	8,640,000	5,308,060
5.25% 4/2/35	6,005,000	6,038,102

VZ Secured Financing 144A 5.00% 1/15/32 #	3,340,000	2,917,911
		94,659,171
Consumer Cyclical — 3.12%
AutoZone 5.125% 6/15/30	6,755,000	6,911,822
Ford Motor Credit
6.798% 11/7/28	4,510,000	4,603,303
6.80% 5/12/28	765,000	776,766
General Motors Financial
5.625% 4/4/32	3,450,000	3,425,551
5.95% 4/4/34	4,092,000	4,075,226

Rollins 144A 5.25% 2/24/35 #	3,685,000	3,678,489
VICI Properties
144A 4.625% 12/1/29 #	1,820,000	1,769,762
4.95% 2/15/30	10,095,000	10,031,280
		35,272,199
Consumer Non-Cyclical — 11.27%
AbbVie
5.35% 3/15/44	11,875,000	11,494,815
5.60% 3/15/55	2,940,000	2,920,718

Anheuser-Busch InBev Worldwide 5.55% 1/23/49	8,605,000	8,520,431
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,561,658
Bunge Limited Finance
2.75% 5/14/31	3,060,000	2,740,478
4.20% 9/17/29	7,255,000	7,166,211

Coca-Cola Consolidated 5.25% 6/1/29	5,780,000	5,936,961
Eli Lilly & Co.
4.75% 2/12/30	5,660,000	5,805,289
5.10% 2/12/35	4,350,000	4,443,742
5.50% 2/12/55	4,450,000	4,465,167
4    NQ- NO [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA
5.45% 9/15/34	6,870,000	$ 6,820,102
6.00% 4/1/54	4,850,000	4,616,698
6.20% 3/1/55	1,895,000	1,858,842
Mars
144A 4.80% 3/1/30 #	5,715,000	5,786,871
144A 5.20% 3/1/35 #	5,030,000	5,051,871
144A 5.65% 5/1/45 #	3,400,000	3,378,936
144A 5.70% 5/1/55 #	4,010,000	3,955,565
PepsiCo
4.60% 2/7/30	8,290,000	8,441,600
5.00% 2/7/35	5,555,000	5,612,968
Stryker
4.85% 2/10/30	2,805,000	2,844,906
5.20% 2/10/35	8,815,000	8,887,896
Sysco
5.10% 9/23/30	9,215,000	9,389,068
5.40% 3/23/35	4,575,000	4,581,910
		127,282,703
Electric — 9.66%
AEP Texas 5.45% 5/15/29	7,025,000	7,204,905
Alabama Power 5.10% 4/2/35	11,700,000	11,750,958
Ameren Illinois 5.625% 3/1/55	8,650,000	8,510,322
Appalachian Power 4.50% 8/1/32	4,140,000	3,973,249
Baltimore Gas and Electric 5.65% 6/1/54	5,775,000	5,643,480
CenterPoint Energy Houston Electric 5.20% 10/1/28	5,549,000	5,722,255
Constellation Energy Generation 5.75% 3/15/54	6,380,000	6,034,038
Dominion Energy
Series A 6.875% 2/1/55 μ	7,365,000	7,579,066
Series B 7.00% 6/1/54 μ	702,000	730,609

Entergy Mississippi 5.80% 4/15/55	7,560,000	7,405,427
Northern States Power 5.65% 5/15/55	5,260,000	5,219,497
Oglethorpe Power
3.75% 8/1/50	5,235,000	3,661,394
4.50% 4/1/47	7,040,000	5,686,423
5.25% 9/1/50	3,995,000	3,515,584

Oklahoma Gas & Electric 5.80% 4/1/55	5,850,000	5,762,180
Pacific Gas & Electric 4.20% 6/1/41	2,395,000	1,851,954
PacifiCorp 2.90% 6/15/52	5,024,000	2,950,290
Virginia Electric & Power 5.15% 3/15/35	4,700,000	4,645,566
NQ- NO [0425] 0625 (4550261)    5

Schedule of investments
Macquarie Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 6.95% 10/15/33 #	10,377,000	$ 11,150,159
		108,997,356
Energy — 3.36%
ConocoPhillips
5.50% 1/15/55	2,940,000	2,729,158
5.55% 3/15/54	5,925,000	5,545,502
Energy Transfer
6.10% 12/1/28	2,415,000	2,527,048
6.20% 4/1/55	4,055,000	3,811,186
6.25% 4/15/49	3,415,000	3,247,475
6.50% 11/15/26 μ, ψ	11,164,000	11,114,806

Kinder Morgan 5.85% 6/1/35	1,810,000	1,833,525
ONEOK 5.70% 11/1/54	5,985,000	5,318,601
Transcanada Trust 5.625% 5/20/75 μ	1,754,000	1,750,962
		37,878,263
Finance Companies — 3.44%
AerCap Ireland Capital DAC 3.85% 10/29/41	4,935,000	3,819,111
Air Lease 4.125% 12/15/26 μ, ψ	5,762,000	5,326,979
Apollo Debt Solutions
6.70% 7/29/31	1,636,000	1,665,821
6.90% 4/13/29	1,750,000	1,800,169

Ares Capital 5.95% 7/15/29	6,537,000	6,620,323
Ares Strategic Income Fund 144A 5.70% 3/15/28 #	3,415,000	3,409,809
Aviation Capital Group 144A 1.95% 9/20/26 #	2,535,000	2,441,642
Avolon Holdings Funding 144A 5.375% 5/30/30 #	3,670,000	3,660,887
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	2,840,000	2,798,512
Blackstone Secured Lending Fund 5.30% 6/30/30	3,670,000	3,575,282
Blue Owl Credit Income 144A 6.60% 9/15/29 #	1,705,000	1,724,934
HPS Corporate Lending Fund 5.95% 4/14/32	2,023,000	1,977,916
		38,821,385
Insurance — 7.49%
200 Park Funding Trust 144A 5.74% 2/15/55 #	3,515,000	3,434,883
Athene Global Funding
144A 1.985% 8/19/28 #	9,114,000	8,363,628
144A 2.50% 3/24/28 #	5,830,000	5,486,816

Beacon Funding Trust 144A 6.266% 8/15/54 #	5,435,000	5,320,994
Equitable Financial Life Global Funding 144A 5.00% 3/27/30 #	7,350,000	7,442,069
High Street Funding Trust III 144A 5.807% 2/15/55 #	7,168,000	6,974,156
Marsh & McLennan 5.35% 11/15/44	11,620,000	11,214,275
6    NQ- NO [0425] 0625 (4550261)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	8,895,000	$ 9,066,332
Nippon Life Insurance 144A 6.50% 4/30/55 #, μ	3,045,000	3,091,157
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	8,835,000	9,033,959
Pine Street Trust III 144A 6.223% 5/15/54 #	5,345,000	5,241,096
Prudential Financial 5.20% 3/14/35	4,200,000	4,213,828
Western-Southern Global Funding 144A 4.90% 5/1/30 #	5,580,000	5,631,498
		84,514,691
Natural Gas — 0.62%
NiSource 5.85% 4/1/55	2,855,000	2,801,076
Sempra 4.875% 10/15/25 μ, ψ	4,208,000	4,162,483
		6,963,559
Real Estate Investment Trusts — 2.09%
Brixmor Operating Partnership 5.20% 4/1/32	3,670,000	3,671,120
Extra Space Storage 5.40% 6/15/35	7,335,000	7,204,343
Realty Income
4.85% 3/15/30	2,800,000	2,834,536
5.125% 4/15/35	9,970,000	9,885,080
		23,595,079
Technology — 8.31%
Accenture Capital
4.05% 10/4/29	6,250,000	6,212,178
4.25% 10/4/31	5,475,000	5,418,701
Alphabet
5.25% 5/15/55	4,275,000	4,222,647
5.30% 5/15/65	4,405,000	4,355,608

Broadcom 5.05% 7/12/29	9,855,000	10,050,832
CDW 3.276% 12/1/28	6,485,000	6,096,835
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	6,218,151
Entegris 144A 4.75% 4/15/29 #	4,410,000	4,297,530
Foundry JV Holdco 144A 6.10% 1/25/36 #	4,520,000	4,610,532
Leidos 5.50% 3/15/35	4,700,000	4,680,907
Marvell Technology 1.65% 4/15/26	5,585,000	5,423,396
Oracle
5.25% 2/3/32	2,235,000	2,266,982
6.00% 8/3/55	2,520,000	2,453,526
6.125% 7/8/39	5,520,000	5,709,116

Roper Technologies 4.90% 10/15/34	3,545,000	3,446,887
NQ- NO [0425] 0625 (4550261)    7

Schedule of investments
Macquarie Corporate Bond Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	$ 4,141,513
Synopsys 5.70% 4/1/55	2,685,000	2,597,396
Verisk Analytics 5.25% 3/15/35	11,700,000	11,608,479
		93,811,216
Transportation — 1.48%
CSX 4.75% 5/30/42	5,585,000	5,049,620
Union Pacific
5.10% 2/20/35	7,380,000	7,433,380
5.60% 12/1/54	4,340,000	4,269,934
		16,752,934
Total Corporate Bonds (cost $1,105,539,809)		1,097,936,324

Non-Agency Asset-Backed Securities — 1.25%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	13,700,000	14,099,948
Total Non-Agency Asset-Backed Securities (cost $13,695,095)		14,099,948

Loan Agreements — 0.20%
Capital Goods — 0.20%
Standard Industries 6.069% (SOFR01M + 1.75%) 9/22/28 •	2,332,198	2,338,320
Total Loan Agreements (cost $2,332,198)		2,338,320
	Number of shares
Common Stock — 0.00%
Financials — 0.00%
MNSN Holdings =, †	5,640	22,560
Total Common Stock (cost $42,300)		22,560

Convertible Preferred Stock — 0.10%
Energy — 0.10%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,105,863
Total Convertible Preferred Stock (cost $1,136,296)		1,105,863

8    NQ- NO [0425] 0625 (4550261)

	Number of shares	Value (US $)

Preferred Stock — 0.27%
Financial Services — 0.27%
SVB Financial Trust 11/7/29 †	6,431	$ 3,038,647
Total Preferred Stock (cost $3,258,872)		3,038,647

Short-Term Investments — 2.13%
Money Market Mutual Funds — 2.13%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	6,008,408	6,008,408
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	6,008,408	6,008,408
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	6,008,408	6,008,408
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.24%)	6,008,409	6,008,409
Total Short-Term Investments (cost $24,033,633)		24,033,633
Total Value of Securities—101.20% (cost $1,150,038,203)		1,142,575,295

Liabilities Net of Receivables and Other Assets—(1.20%)★		(13,589,594)
Net Assets Applicable to 74,610,503 Shares Outstanding—100.00%		$1,128,985,701
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of Rule 144A securities was $215,470,465, which represents 19.09% of the Fund’s net assets.
NQ- NO [0425] 0625 (4550261)    9

Schedule of investments
Macquarie Corporate Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $1,489,780 cash collateral held at broker for futures contracts as of April 30, 2025.
The following futures contracts were outstanding at April 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(431)	US Treasury 5 yr Notes	$(47,063,179)	$(46,413,291)	6/30/25	$—	$(649,888)	$(43,772)
844	US Treasury 10 yr Notes	94,712,625	93,523,348	6/18/25	1,189,277	—	52,750
(607)	US Treasury 10 yr Ultra Notes	(69,643,769)	(69,147,410)	6/18/25	—	(496,359)	18,969
(214)	US Treasury Long Bonds	(24,957,750)	(24,519,133)	6/18/25	—	(438,617)	93,625
10    NQ- NO [0425] 0625 (4550261)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
174	US Treasury Ultra Bonds	$21,059,438	$21,295,881	6/18/25	$—	$(236,443)	$(125,063)
Total Futures Contracts			$(25,260,605)		$1,189,277	$(1,821,307)	$(3,491)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
yr – Year
NQ- NO [0425] 0625 (4550261)    11